As filed with the Securities and Exchange Commission on November 18, 2011

1933 Act Registration No. 333-174926

1940 Act Registration No. 811-22549

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 19	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 21	☒

(Check appropriate box or boxes.)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

4020 South 147th Street , Suite 2

Omaha, NE 68137

 (Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, D.C. 20004 (202) 239-3346	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2616

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
(x)	on November 22, 2011, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

(x)	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 4 to its Registration Statement until November 22, 2011.  Post-Effective Amendment No. 4 to the Trust’s Registration Statement relates to the Mariner Hyman Beck Global Fund (now known as the Mariner Hyman Beck Fund).  Parts A, B and C of Registrant’s Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940, filed on August 26, 2011, are incorporated by reference herein. Effectiveness of Post-Effective Amendment No. 4 had previously been delayed to November 18, 2011 by Post-Effective Amendment No. 16 filed on November 9, 2011.

Northern Lights Fund Trust II

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated August 26, 2010.[3]
(a)(2)	Certificate of Trust as filed with the State of Delaware on August 26, 2010.[3]
(b)	By-Laws, effective as of August 26, 2010. [3]
(c)

Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.

(d)(1)	Investment Advisory Agreement between the Registrant and Ascentia Capital Partners LLC , with respect to the Alternative Strategies Mutual Fund.[4]
(d)(2)	Investment Advisory Agreement between the Registrant and Two Oaks Investment Management, LLC, with respect to Two Oaks Diversified Growth and Income Fund. [4]
(d)(3)

Investment Advisory Agreement between the Registrant and Advisors Preferred, LLC, with respect to Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund. [6]

(d)(4)	Investment Advisory Agreement between the Registrant and North Star Investment Management Corp., with respect to North Star Opportunity Fund. [9]
(d)(5)	Investment Advisory Agreement between the Registrant and RJO Investment Management, LLC, with respect to Mariner Hyman Beck Global Fund.[11]
(d)(6)	Investment Advisory Agreement between the Registrant and Water Oak Advisors, LLC on behalf of WOA All Asset I. [2]
(d)(7)	Investment Advisory Agreement between the Registrant and Solutions Funds Group, Inc. on behalf of the Managed Futures Solutions Fund.[14]
(d)(8)	Investment Advisory Agreement between the Registrant and Al Frank Asset Management, Inc., Inc. on behalf of the Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund.[14]
(d)(9)	Investment Advisory Agreement between the Registrant and Kottke Managed Commodities LLC on behalf of the Kottke Commodity Strategies Fund. [2]
(d)(10)	Investment Advisory Agreement between the Registrant and IASG Capital Management on behalf of the IASG Managed Futures Strategy Fund. [2]
(d)(11)	Investment Advisory Agreement between the Registrant and Linde Hansen & Co., LLC on behalf of the Linde Hansen Contrarian Value Fund. [2]
(d)(12)	Sub-advisory Agreement between Armored Wolf, LLC and Ascentia Capital Partners, LLC on behalf of Alternative Strategies Mutual Fund. [4]
(d)(13)	Sub-advisory Agreement between DuPont Capital Management Corporation and Ascentia Capital Partners, LLC on behalf of Alternative Strategies Mutual Fund. [4]
(d)(14)	Sub-advisory Agreement between Dunham Associates Investment Counsel, Inc. and Ascentia Capital Partners, LLC on behalf of Alternative Strategies Mutual Fund. [4]
(d)(15)	Sub-advisory Agreement between Sage Capital Management and Ascentia Capital partners LLC on behalf of Alternative Strategies Mutual Fund. [4]
(d)(16)	Sub-advisory Agreement between Capital Wealth Planning LLC and Water Oak Advisors, LLC on behalf of WOA All Asset I.[2]
(d)(17)

Sub-advisory Agreement between Advisors Preferred, LLC and Hundredfold Advisors LLC with respect to the Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund.[9]

(d)(18)	Licensing Agreement between Research Affiliates, LLC and Ascentia Capital Partners, LLC. [6]
(d)(19)

Agreement and Plan of Reorganization by and among Trust for Professional Managers (“TPM”), with respect to the Alternative Strategies Fund, a separate series of TPM, the Registrant, on behalf of the Alternative Strategies Fund, a separate series of the Registrant, and Ascentia Capital Partners LLC dated May 17, 2011. [4]

(e)(1)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC.[6]
(e)(2)	Underwriting Agreement between the Registrant and Ceros Financial Services, Inc. [10]
(f)	Bonus or Profit Sharing Contracts - Not Applicable
(g)(1)	Custody Agreement between the Registrant and The Bank of New York Mellon. [4]
(g)(2)	Custody Agreement between the Registrant and US Bank, N.A., on behalf of the Alternative Strategies Mutual Fund.[4]
(g)(3)	Custody Agreement between the Registrant and U.S. Bank, N.A., on behalf of Hundredfold Select Alternative Fund, Hundredfold Select Global Fund, and Hundredfold Select Equity Fund.[5]
(g)(4)	Custody Agreement between the Registrant and Union Bank, N.A. [2]
(h)(1)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Alternative Strategies Mutual Fund.[4]
(h)(2)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Two Oaks Diversified Growth and Income Fund.[4]
(h)(3)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund. [5]
(h)(4)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of North Star Opportunity Fund. [11]
(h)(5)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of Mariner Hyman Beck Fund. [11]
(h)(6)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of WOA All Asset I. [2]
(h)(7)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Managed Futures Solutions Fund.[14]
(h)(8)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund. [14]
(h)(9)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Kottke Commodity Strategies Fund. [2]
(h)(10)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the IASG Managed Futures Strategy Fund. [2]
(h)(11)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Linde Hansen Contrarian Value Fund. [2]
(h)(12)	Expense Limitation Agreement between the Registrant, with respect to the Alternative Strategies Mutual Fund. [4]
(h)(13)	Expense Limitation Agreement between the Registrant, with respect to Two Oaks Diversified Growth and Income Fund. [4]
(h)(14)	Expense Limitation Agreement between the Registrant, with respect to North Star Opportunity Fund. [9]
(h)(15)	Expense Limitation Agreement between the Registrant, with respect to Mariner Hyman Beck Fund. [11]
(h)(16)	Expense Limitation Agreement between the Registrant, with respect to Cobalt Tactical Income Fund. [2]
(h)(17)	Expense Limitation Agreement between the Registrant, with respect to WOA All Asset I. [2]
(h)(18)	Expense Limitation Agreement between the Registrant, with respect to the Managed Futures Solutions Fund.[14]
(h)(19)	Expense Limitation Agreement between the Registrant, with respect to the Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund. [14]
(h)(20)	Expense Limitation Agreement between the Registrant, with respect to the Kottke Commodity Strategies Fund.[2]
(h)(21)	Expense Limitation Agreement between the Registrant, with respect to the IASG Managed Futures Strategy Fund. [2]
(h)(22)	Expense Limitation Agreement between the Registrant, with respect to the Linde Hansen Contrarian Value Fund. [2]
(h)(23)	Consulting Agreement between the Registrant and Northern Lights Compliance Services, LLC.[4]
(i)(1)	Opinion of Alston & Bird LLP regarding the Alternative Strategies Mutual Fund and Two Oaks Diversified Growth and Income Fund.[4]
(i)(2)	Opinion of Alston & Bird LLP regarding the Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund. [10]
(i)(3)	Opinion of Alston & Bird LLP regarding the North Star Opportunity Fund.[14]
(i)(4)	Consent of Alston & Bird LLP. [14]
(j)(1)	Consent of Cohen Fund Audit Services Ltd. on behalf of Two Oaks Diversified Growth and Income Fund.[4]
(j)(2)	Consent of Deloitte & Touche LLP on behalf of Alternative Strategies Mutual Fund.[4]
(j)(3)	Consent of Cohen Fund Audit Services on behalf of Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund. [10]
(j)(4)	Consent of Ernst & Young LLP on behalf of Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund.[10]
(j)(5)	Consent of Tait, Weller & Baker LLP on behalf of North Star Opportunity Fund. [14]
(j)(6)	Consent of independent auditor on behalf of Mariner Hyman Beck Global Fund. [2]
(j)(7)	Consent of independent auditor on behalf of WOA All Asset I.[2]
(j)(8)	Consent of independent auditor on behalf of the Managed Futures Solutions Fund. [2]
(j)(9)	Consent of independent auditor on behalf of the Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund.[2]
(j)(10)	Consent of independent auditor on behalf of the Kottke Commodity Strategies Fund.[2]
(j)(11)	Consent of independent auditor on behalf of the IASG Managed Futures Strategy Fund. [2]
(j)(12)	Consent of independent auditor on behalf of the Linde Hansen Contrarian Value Fund. [2]
(j)(13)	Powers of Attorney. [6,13]
(k)	Omitted Financial Statements - Not Applicable.
(l)	Initial Capital Agreements - Not Applicable.
(m)(1)	Rule 12b-1 Plan on behalf of Alternative Strategies Mutual Fund.[6]
(m)(2)	Rule 12b-1 Plan on behalf of Two Oaks Diversified Growth and Income Fund.[6]
(m)(3)	Rule 12b-1 Plan on behalf of Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund.[11]
(m)(4)	Rule 12b-1 Plan on behalf of the North Star Opportunity Fund.[11]
(m)(5)	Rule 12b-1 Plan on behalf of the Mariner Hyman Beck Fund. [11]
(m)(6)	Rule 12b-1 Plan on behalf of the WOA All Asset I. [2]
(m)(7)	Rule 12b-1 Plan on behalf of the Managed Futures Solutions Fund.[14]
(m)(8)	Rule 12b-1 Plan on behalf of the Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund. [14]
(m)(9)	Rule 12b-1 Plan on behalf of the Kottke Commodity Strategies Fund.[2]
(m)(10)	Rule 12b-1 Plan on behalf of the IASG Managed Futures Strategy Fund. [2]
(m)(11)	Rule 12b-1 Plan on behalf of the Linde Hansen Contrarian Value Fund. [2]
(n)	Rule 18f-3 Plan, as amended October 28, 2011 [14]
(p)(1)	Code of Ethics of Northern Lights Distributors, LLC.[4]
(p)(2)	Code of Ethics of Ascentia Capital Partners, LLC. [4]
(p)(3)	Code of Ethics of Two Oaks Investment Management, LLC.[4]
(p)(4)	Code of Ethics of Advisors Preferred LLC.[4]
(p)(5)	Code of Ethics of Armored Wolf LLC.[4]
(p)(6)	Code of Ethics of DuPont Capital Management Corporation.[4]
(p)(7)	Code of Ethics of Dunham Associates Investment Counsel.[4]
(p)(8)	Code of Ethics of Sage Capital Management.[4]
(p)(9)	Code of Ethics for Hundredfold Advisors, LLC. [5]
(p)(10)	Code of Ethics for North Star Investment Management Corp.[7]
(p)(11)	Code of Ethics for RJO Investment Management LLC. [8]
(p)(12)	Code of Ethics for Water Oak Advisors LLC. [9]
(p)(13)	Code of Ethics for Capital Wealth Planning, LLC. [9]
(p)(14)	Code of Ethics for Solutions Funds Group, Inc.[2]
(p)(15)	Code of Ethics for Al Frank Asset Management, Inc. [14]
(p)(16)	Code of Ethics for Kottke Managed Commodities, LLC [11]
(p)(17)	Code of Ethics for IASG Capital Management. [12]
(p)(17)	Code of Ethics for Linde Hansen & Co., LLC. [2]

 Is filed herewith.

2 To be filed by subsequent amendment.

3 Previously filed on June 16, 2011 in the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

4 Previously filed on June 28, 2011 in the Registrant's Pre-Effective Amendment No. 2, and hereby incorporated by reference.

5 Previously filed on August 3, 2011 in the Registrant's Proxy/Registration Statement on Form N-14, and hereby incorporated by reference.

6 Previously filed on August 3, 2011 in the Registrant's Post-Effective Amendment No. 2, and hereby incorporated by reference.

7 Previously filed on August 19, 2011 in the Registrant's Post-Effective Amendment No. 3, and hereby incorporated by reference.

8 Previously filed on August 26, 2011 in the Registrant's Post-Effective Amendment No. 4, and hereby incorporated by reference.

9 Previously filed on September 20, 2011 in the Registrant's Post-Effective Amendment No. 5, and hereby incorporated by reference.

10 Previously filed on October 3, 2011 in the Registrant's Post-Effective Amendment No. 9, and hereby incorporated by reference.

11 Previously filed on October 27, 2011 in the Registrant's Post-Effective Amendment No. 12, and hereby incorporated by reference.

12 Previously filed on October 27, 2011 in the Registrant's Post-Effective Amendment No. 13, and hereby incorporated by reference.

13 Previously filed on November 2, 2011 in the Registrant's Post-Effective Amendment No. 14, and hereby incorporated by reference.

14 Previously filed on November 17, 2011 in the Registrant's Post-Effective Amendment No. 18, and hereby incorporated by reference.

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 30.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 31 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”).  Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Ascentia Capital Partners, LLC, the Adviser to Alternative Strategies Mutual Fund -- File No. 801-65018

Two Oaks Investment Management, LLC, the Adviser to the Two Oaks Diversified Growth and Income Fund -- File No. 801-72390

Advisors Preferred, LLC, the Adviser to Hundredfold Select Alternative Fund, Hundredfold Select Global Fund, and Hundredfold Select Equity Fund – File No. 801-72430

North Star Investment Management Corp., the Adviser to North Star Opportunity Fund – File No. 801-62013.

RJO Investment Management LLC, the Adviser to the Mariner Hyman Beck Global Fund – File No. 801-71417.

Water Oak Advisors, LLC, the Adviser to the WOA All Asset I – File No. 801-66872.

IASG Capital Management, LLC adviser to the IASG Managed Futures Strategy Fund – File No. 801-72816

ITEM 32.

PRINCIPAL UNDERWRITER.

(a)

Northern Lights Distributors, LLC (“NLD”), is the principal underwriter for all series of Northern Lights Fund Trust II except Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund.  NLD also acts as principal underwriter for the following:

AdvisorOne Funds, Bryce Capital Funds, Copeland Trust, Epiphany Funds, Ladenburg Thalmann Alternative Strategies Fund, Miller Investment Trust, Nile Capital Investment Trust, North Country Funds, Northern Lights Variable Trust, and Northern Lights Fund Trust, Roge Partners Funds and The Saratoga Advantage Trust.

(b)

NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.  The principal business address of NLD is 4020 South 147th Street, Omaha, Nebraska 68137.  NLD is an affiliate of Gemini Fund Services, LLC.  To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
W. Patrick Clarke	Manager	None
Brian Nielsen	Manager, President, Secretary	Trustee
Daniel Applegarth	Treasurer	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None

(c) Not Applicable.

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the U.S. Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Bank of New York Mellon (“BNYM”), located at One Wall Street, New York, New York 10286, provides custodian services to the Two Oaks Diversified Growth and Income Fund pursuant to a Custody Agreement between BNYM and the Trust.

US Bank, National Association, 1555 North River Center Drive, Milwaukee, Wisconsin 53212, provides custodian services to the Alternative Strategies Mutual Fund and Hundredfold Select Alternative Funds, Hundredfold Select Global fund and Hundredfold Select Equity Fund pursuant to a Custody Agreement between US Bank and the Trust.

Union Bank, National Association, 350 California Street, 6th Floor, San Francisco, CA 94104, provides custodian services to the North Star Opportunity Fund, Cobalt Tactical Income Fund, WOA All Asset I, IASG Managed Futures Strategy Fund, Managed Futures Solutions Fund, Linde Hansen Contrarian Value Fund, Innealta Capital Country Rotation Fund, Innealta Capital Sector Rotation Fund, and Kottke Commodity Strategies Fund, pursuant to a Custody Agreement between Union Bank and the Trust.

Gemini Fund Services, LLC (“GFS”), located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.  GFS also maintains all records required pursuant to Administrative Service Agreements with the Trust.

NLD, located at 4020 South 147th Street, Omaha, Nebraska 68137, serves as principal underwriter for all series of Northern Lights Fund Trust II, except Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund. NLD maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

Ascentia Capital Partners, LLC, located at 5485 Kietzke Lane, Reno, NV 89511, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Alternative Strategies Mutual Fund.

Two Oaks Investment Management, LLC, located at 7110 North Fresno Street, Suite 450, Fresno CA, 93720 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Two Oaks Diversified Growth and Income Fund.

Advisors Preferred, LLC located at 1445 Research Blvd, Suite 530, Rockville, MD 20850 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund.

North Star Investment Management Corp. located at 20 N. Wacker Drive, Suite 1416, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the North Star Opportunity Fund.

RJO Investment Management, LLC located at 227 South Riverside Plaza, Suite 900, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Mariner Hyman Beck Global Fund.

Water Oak Advisors LLC located at 450 S. Orange Avenue, 4th Floor, Orlando, FL 32801 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the WOA All Asset I.

Solutions Funds Group, Inc. located at 300 Village Green Drive, Suite 210, Lincolnshire, IL 60069, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Managed Futures Solutions Fund.

Al Frank Asset Management, Inc. located at 85 Argonaut, Suite 220, Alisa Viejo, CA 92656 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund.

Kottke Managed Commodities, LLC located at 141 W. Jackson Blvd, Chicago, IL 60604 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Kottke Commodity Strategies Fund.

IASG Capital Management, located at 26526 West Countryside Lane, Plainfield, IL 60585 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the IASG Managed Futures Strategy Fund.

Linde Hansen & Co., LLC located at 25B Vreeland Road, Suite 102, Florham Park, New Jersey, 07932 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Linde Hansen Contrarian Value Fund.

ITEM 34.

MANAGEMENT SERVICES.

Not applicable.

ITEM 35.

UNDERTAKINGS.

See Item 30 above, second paragraph.

 Signatures

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 19 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on the 18th day of November, 2011.

NORTHERN LIGHTS FUND TRUST II

By: __________________________

      Andrew Rogers*

     President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Brian Nielsen*	_________________________ Trustee & Chairman	November 18, 2011
Thomas Sarkany*	_________________________ Trustee	November 18, 2011
Anthony Lewis*	_________________________ Trustee	November 18, 2011
Keith Rhoades*	_________________________ Trustee	November 18, 2011
Randy Skalla*	_________________________ Trustee	November 18, 2011
Andrew Rogers*	_________________________ President and Principal Executive Officer	November 18, 2011
Kevin Wolf*	_________________________ Treasurer and Principal Accounting Officer	November 18, 2011

*By:  /s/____James Ash___________________

James Ash

Attorney-in-Fact – Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No.2 (filed August 3, 2011) and Post-Effective Amendment No. 14 (filed November 2, 2011) each to Registrant’s Registration Statement on Form N-1A.

EXHIBIT INDEX

Exhibit	Exhibit Number